Fee and Commission Income (Details of Fees and Commission Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Principal Transaction Revenue [Line Items]
Securities-related business	¥ 165,857	¥ 175,723	¥ 172,234
Deposits and lending business	164,573	143,763	131,491
Remittance business	108,368	109,859	110,181
Trust fees	47,379	50,496	49,827
Fees for other customer services	260,360	263,112	251,924
Total	¥ 746,537	¥ 742,953	¥ 715,657